UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
June 30, 2018
unaudited
Common stocks 90.44% Information technology 17.35%	Shares	Value (000)
Samsung Electronics Co., Ltd.	83,697,250	$3,503,344
Samsung Electronics Co., Ltd., nonvoting preferred	2,440,000	82,428
Nintendo Co., Ltd.	9,597,026	3,137,898
Alibaba Group Holding Ltd. (ADR)[1]	15,909,795	2,951,744
Taiwan Semiconductor Manufacturing Co., Ltd.	362,293,649	2,572,661
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,247,523	301,529
ASML Holding NV	12,461,811	2,469,628
Tencent Holdings Ltd.	47,200,711	2,369,180
SK hynix, Inc.	18,148,000	1,395,499
Murata Manufacturing Co., Ltd.	6,117,526	1,028,843
Amadeus IT Group SA, Class A, non-registered shares	10,675,279	842,742
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	134,849,288	755,732
Keyence Corp.	1,301,700	735,531
AAC Technologies Holdings Inc.	45,759,799	644,496
MercadoLibre, Inc.	2,040,500	609,967
Largan Precision Co., Ltd.	4,067,000	598,942
Just Eat PLC[1,2]	54,396,000	559,237
Baidu, Inc., Class A (ADR)[1]	2,008,000	487,944
Renesas Electronics Corp.[1]	46,316,756	454,320
Temenos AG	2,956,524	447,822
Tokyo Electron Ltd.	2,603,900	447,330
SAP SE	3,380,000	390,572
Worldpay, Inc., Class A (GBP denominated)[1]	4,020,941	326,995
Hamamatsu Photonics KK	5,846,100	251,343
OMRON Corp.	4,876,000	227,692
Halma PLC	11,480,157	207,568
Hexagon AB, Class B	3,346,720	186,640
TDK Corp.	1,479,000	151,220
Infineon Technologies AG	5,573,000	142,073
TravelSky Technology Ltd., Class H1	46,613,000	135,758
		28,416,678
Financials 15.89%
AIA Group Ltd.	458,204,600	4,006,429
HDFC Bank Ltd.[3]	107,036,464	3,294,133
HDFC Bank Ltd. (ADR)	2,946,600	309,452
Kotak Mahindra Bank Ltd.	94,161,246	1,845,637
Prudential PLC	78,186,496	1,789,772
Barclays PLC	486,182,644	1,212,699
UniCredit SPA	71,551,883	1,194,549
China Construction Bank Corp., Class H1	1,137,004,140	1,050,688
DBS Group Holdings Ltd	45,999,100	898,375
Housing Development Finance Corp. Ltd.	31,813,425	885,984
Sberbank of Russia PJSC (ADR)	59,071,716	852,700
Credit Suisse Group AG	43,429,553	655,631
Banco Santander, SA	87,115,006	467,157
Axis Bank Ltd.[3,4,5]	42,872,967	297,257
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Axis Bank Ltd.	22,714,890	$169,346
BNP Paribas SA	6,810,854	423,058
B3 SA - Brasil, Bolsa, Balcao	79,420,000	419,052
Toronto-Dominion Bank (CAD denominated)	7,075,000	409,491
Bank Central Asia Tbk PT	269,342,500	403,638
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	562,551	315,224
Fairfax Financial Holdings Ltd., subordinate voting	151,291	84,807
State Bank of India[1]	103,069,000	390,147
Bank of China Ltd., Class H	755,412,555	374,548
Bank of Ireland Group PLC	46,851,951	365,761
Industrial and Commercial Bank of China Ltd., Class H	436,261,000	326,406
KB Financial Group Inc.	6,088,000	288,422
Société Générale	6,675,872	281,556
Hana Financial Group Inc.	7,026,000	270,134
Itaú Unibanco Holding SA, preferred nominative (ADR)	25,730,000	267,077
ABN AMRO Group NV, depository receipts	8,460,361	219,534
Ayala Corp.	12,080,000	208,247
Zurich Insurance Group AG	640,500	190,216
Grupo Financiero Galicia SA, Class B (ADR)	5,723,050	188,746
Brookfield Asset Management Inc., Class A	4,400,000	178,376
Metropolitan Bank & Trust Co.	105,402,092	144,967
CaixaBank, SA	29,450,000	127,456
Crédit Agricole SA	8,950,000	119,516
KASIKORNBANK PCL, foreign registered	10,575,200	63,840
KASIKORNBANK PCL, nonvoting depository receipts	8,809,800	51,588
Eurobank Ergasias SA1	108,860,228	113,779
RSA Insurance Group PLC	12,067,706	108,204
Banco BPM SPA[1]	34,016,284	99,787
Capitec Bank Holdings Ltd.	1,470,000	93,017
Intesa Sanpaolo SpA	29,468,000	85,567
Bankia, SA	21,000,000	78,648
Royal Bank of Canada	1,000,000	75,298
Svenska Handelsbanken AB, Class A	6,601,739	73,383
ICICI Bank Ltd.[1]	13,985,587	56,216
ICICI Bank Ltd. (ADR)[1]	1,380,241	11,083
UBS Group AG	4,314,724	66,771
ORIX Corp.	3,680,000	58,234
Grupo Financiero Banorte, SAB de CV, Series O	7,639,000	45,030
Haci Ömer Sabanci Holding AS	9,018,390	17,335
Sumitomo Mitsui Financial Group, Inc.	382,604	14,880
Aditya Birla Capital Ltd.[1]	631,751	1,228
		26,040,076
Consumer discretionary 11.43%
Sony Corp.	45,612,800	2,333,477
Naspers Ltd., Class N	5,863,256	1,489,590
LVMH Moët Hennessy-Louis Vuitton SE	4,354,000	1,450,128
adidas AG	4,984,373	1,088,189
Industria de Diseño Textil, SA	31,596,355	1,079,642
Galaxy Entertainment Group Ltd.	102,011,000	789,891
Paddy Power Betfair PLC[2]	6,722,677	745,821
Kering SA	1,256,800	709,775
Nitori Holdings Co., Ltd.	3,669,000	572,644
Ctrip.com International, Ltd. (ADR)[1]	11,722,817	558,358
ASOS PLC[1,2]	6,690,380	538,784
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Altice USA, Inc., Class B3	23,593,500	$402,505
Altice USA, Inc., Class A	7,484,504	127,686
Accor SA	8,535,000	418,821
Sands China Ltd.	77,918,800	416,628
Suzuki Motor Corp.	7,343,000	405,767
Hyundai Motor Co.	3,575,080	402,577
Melco Resorts & Entertainment Ltd. (ADR)	13,819,000	386,932
Altice Europe NV, Class A1,2	72,467,976	295,352
Altice Europe NV, Class B1,2	16,341,536	66,411
Luxottica Group SpA	5,400,068	348,481
Hyundai Mobis Co., Ltd.	1,716,800	326,569
Ryohin Keikaku Co., Ltd.	923,000	325,132
Techtronic Industries Co. Ltd.	50,012,000	278,886
Axel Springer SE	3,830,568	277,123
Carnival Corp., units	4,336,000	248,496
William Hill PLC[2]	55,825,007	223,530
Hermès International	345,000	211,034
Mahindra & Mahindra Ltd.	15,700,000	205,705
B&M European Value Retail SA	37,835,751	201,782
Kroton Educacional SA, ordinary nominative	77,961,700	187,474
Merlin Entertainments PLC	35,160,000	179,438
ITV PLC	74,661,277	171,450
Samsonite International SA	43,855,500	155,118
Wynn Macau, Ltd.	46,334,000	149,120
Motherson Sumi Systems Ltd.	33,395,000	138,766
Continental AG	545,000	124,458
Li & Fung Ltd.	335,850,000	123,285
Valeo SA, non-registered shares	2,230,000	121,928
ProSiebenSat.1 Media SE	4,482,200	113,742
Midea Group Co., Ltd., Class A	11,813,000	93,109
Toyota Motor Corp.	1,347,500	87,265
Maruti Suzuki India Ltd.	575,000	74,067
MGM China Holdings, Ltd.	15,100,000	35,029
Global Brands Group Holding Ltd.[1,2]	487,835,358	29,224
HUGO BOSS AG	246,134	22,351
		18,731,540
Industrials 9.49%
Airbus SE, non-registered shares	31,723,105	3,714,256
Ryanair Holdings PLC (ADR)[1]	18,541,235	2,117,965
International Consolidated Airlines Group, SA (CDI)[2]	147,110,524	1,289,150
Rolls-Royce Holdings PLC[1]	61,465,533	801,619
Melrose Industries PLC	237,051,746	665,430
SMC Corp.	1,625,400	596,487
Yamato Holdings Co., Ltd.	19,814,093	584,141
Komatsu Ltd.	16,586,600	474,609
MTU Aero Engines AG	2,378,000	457,099
Safran SA	3,693,000	448,735
Nidec Corp.	2,818,000	423,152
DCC PLC	4,424,045	402,574
Recruit Holdings Co., Ltd.	14,517,000	402,015
KONE OYJ, Class B	6,411,000	326,872
SK Holdings Co., Ltd.	1,351,955	314,183
Airports of Thailand PCL, foreign registered	159,136,000	302,613
Schindler Holding AG, participation certificate	1,300,000	280,400
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Schindler Holding AG	2,000	$422
Edenred SA	8,850,000	279,666
Jardine Matheson Holdings Ltd.	4,367,800	275,608
Thales	2,123,500	273,649
Eicher Motors Ltd.	581,267	242,555
Air France-KLM[1]	27,857,295	227,202
Babcock International Group PLC	15,562,062	167,960
Eiffage SA	1,538,000	167,358
Rheinmetall AG	1,285,100	141,910
Geberit AG	132,000	56,770
Siemens AG	372,000	49,185
Hyundai Heavy Industries Co., Ltd.[1]	361,274	33,064
Alliance Global Group, Inc.[1]	123,500,000	26,890
		15,543,539
Materials 8.79%
Vale SA, ordinary nominative (ADR)	107,442,642	1,377,415
Vale SA, ordinary nominative	40,498,278	518,173
Glencore PLC	370,449,000	1,769,818
Teck Resources Ltd., Class B	36,999,000	942,530
Rio Tinto PLC	12,683,000	703,180
Chr. Hansen Holding A/S2	7,314,000	675,690
Asahi Kasei Corp.	52,056,300	662,018
First Quantum Minerals Ltd.[2]	41,611,001	613,095
Koninklijke DSM NV	5,817,619	585,083
Norsk Hydro ASA	83,392,411	499,575
Sika AG	3,279,000	454,948
LG Chem, Ltd.	1,506,828	450,899
HeidelbergCement AG	4,974,520	418,730
CCL Industries Inc., Class B, nonvoting	7,986,715	391,544
ArcelorMittal SA	13,082,000	383,609
China Hongqiao Group Ltd.	405,793,000	382,745
China Molybdenum Co., Ltd., Class A	241,099,865	228,898
China Molybdenum Co., Ltd., Class H	255,673,000	123,835
Shin-Etsu Chemical Co., Ltd.	3,600,000	321,030
Yara International ASA	7,378,430	306,213
Linde AG, non-registered shares	1,059,000	252,781
Klabin SA, units	46,863,500	236,993
Akzo Nobel NV	2,763,051	236,581
Agnico Eagle Mines Ltd.	5,003,412	229,306
LafargeHolcim Ltd.	4,085,000	199,568
Nitto Denko Corp.	2,499,000	189,217
James Hardie Industries PLC (CDI)	10,587,000	177,696
UltraTech Cement Ltd.	3,164,000	176,342
Southern Copper Corp.	3,410,166	159,834
Ambuja Cements Ltd.	52,190,000	158,021
Grasim Industries Ltd.	10,570,961	155,344
Air Liquide SA, non-registered shares	1,048,800	131,910
Evonik Industries AG	3,212,000	110,016
BASF SE	672,500	64,328
Fortescue Metals Group Ltd.	15,584,000	50,630
ACC Ltd.	2,340,000	45,762
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Barrick Gold Corp. (CAD denominated)	980,871	$12,885
South32 Ltd.	3,820,462	10,207
		14,406,449
Consumer staples 6.74%
British American Tobacco PLC	46,470,950	2,348,940
Associated British Foods PLC	35,493,423	1,282,546
Nestlé SA	14,926,799	1,159,114
Kao Corp.	13,629,200	1,040,209
Pernod Ricard SA	5,668,203	926,044
CP ALL PCL, foreign registered	212,328,703	471,058
AMOREPACIFIC Corp.	1,461,068	422,786
Alimentation Couche-Tard Inc., Class B	8,885,000	385,975
Uni-Charm Corp.	11,385,000	342,738
Kirin Holdings Co., Ltd.	12,102,000	323,879
Thai Beverage PCL	521,390,000	275,524
Meiji Holdings Co., Ltd.	3,218,000	271,473
KOSÉ Corp.	1,230,500	265,294
Treasury Wine Estates Ltd.	19,164,734	246,640
Coca-Cola European Partners plc	4,291,645	174,412
Wal-Mart de México, SAB de CV, Series V	60,390,436	159,215
AMOREPACIFIC Group	1,423,653	157,758
LG Household & Health Care Ltd.	123,000	154,067
JBS SA, ordinary nominative	54,094,704	129,802
Coca-Cola HBC AG (CDI)	3,562,746	119,006
Ambev SA	23,931,000	111,018
Glanbia PLC	4,587,598	85,183
Fomento Económico Mexicano, SAB de CV	9,055,000	79,766
Japan Tobacco Inc.	2,455,000	68,629
Philip Morris International Inc.	480,000	38,755
		11,039,831
Health care 6.60%
Shire PLC	30,862,350	1,737,159
Teva Pharmaceutical Industries Ltd. (ADR)	50,564,958	1,229,740
Novartis AG	13,786,000	1,047,975
CSL Ltd.	4,640,000	661,425
Fresenius SE & Co. KGaA	7,529,000	604,915
Essilor International SA	4,148,594	585,728
Koninklijke Philips NV	13,572,000	577,314
HOYA Corp.	10,131,100	576,397
Sysmex Corp.	5,847,000	546,069
Daiichi Sankyo Co., Ltd.	13,886,000	531,409
Grifols, SA, Class B, preferred nonvoting, non-registered shares	9,697,000	209,044
Grifols, SA, Class A, non-registered shares	6,401,000	192,707
Grifols, SA, Class B (ADR)	3,541,478	76,142
AstraZeneca PLC	5,408,000	374,918
Chugai Pharmaceutical Co., Ltd.	5,818,000	305,312
Hikma Pharmaceuticals PLC[2]	15,323,773	303,555
Fresenius Medical Care AG & Co. KGaA	2,398,000	241,897
Novo Nordisk A/S, Class B	4,313,500	200,126
Merck KGaA	1,968,500	192,227
Straumann Holding AG	190,000	144,855
Roche Holding AG, non-registered shares, nonvoting	595,500	132,624
Galapagos NV1	1,350,000	124,451
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Eurofins Scientific SE, non-registered shares	164,793	$91,681
Bayer AG	588,043	64,792
UCB SA	399,006	31,378
Hypera SA, ordinary nominative	4,229,700	30,131
		10,813,971
Energy 4.77%
Reliance Industries Ltd.	209,106,942	2,967,906
Royal Dutch Shell PLC, Class B	17,534,544	627,937
Royal Dutch Shell PLC, Class A	9,586,976	332,632
Royal Dutch Shell PLC, Class A (EUR denominated)	122,980	4,275
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	45,760,000	458,973
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	31,772,000	280,864
Petróleo Brasileiro SA (Petrobras), preferred nominative	14,420,000	63,957
Canadian Natural Resources, Ltd. (CAD denominated)	13,034,225	470,448
Canadian Natural Resources, Ltd.	5,350,000	192,974
Enbridge Inc. (CAD denominated)	13,072,022	467,337
Oil Search Ltd.	70,054,242	461,408
TOTAL SA	5,815,345	354,567
Tourmaline Oil Corp.[2]	16,547,000	295,660
Cenovus Energy Inc.	26,096,213	270,957
Suncor Energy Inc.	6,471,000	263,339
Seven Generations Energy Ltd., Class A1	15,152,900	167,014
Schlumberger Ltd.	1,909,700	128,007
		7,808,255
Utilities 2.40%
Ørsted AS2	21,779,982	1,317,733
China Gas Holdings Ltd.	220,125,200	885,203
ENN Energy Holdings Ltd.	53,222,000	523,361
Enel SPA	78,250,000	434,696
ENGIE SA	13,460,000	206,385
China Resources Gas Group Ltd.	37,844,000	164,002
Guangdong Investment Ltd.	76,500,000	121,494
CK Infrastructure Holdings Ltd.	15,608,500	115,687
EDP - Energias de Portugal, SA	20,333,713	80,735
Pampa Energía SA (ADR)[1]	2,085,000	74,581
		3,923,877
Telecommunication services 1.72%
SoftBank Group Corp.	18,297,640	1,317,681
Nippon Telegraph and Telephone Corp.	13,880,000	631,348
China Unicom (Hong Kong) Ltd.	285,530,000	356,658
Advanced Info Service PCL, foreign registered	44,060,000	246,034
BT Group PLC	57,000,128	163,842
Intouch Holdings PCL, foreign registered	36,860,000	59,245
TalkTalk Telecom Group PLC	35,499,000	49,192
		2,824,000
Real estate 0.73%
CK Asset Holdings Ltd.	34,181,164	271,424
Ayala Land, Inc.	345,727,300	245,525
Ayala Land, Inc., preference shares[1,3,6]	481,283,600	812
Vonovia SE	4,921,229	234,248
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Sun Hung Kai Properties Ltd.	14,720,083	$222,145
Henderson Land Development Co. Ltd.	41,037,973	217,074
		1,191,228
Miscellaneous 4.53%
Other common stocks in initial period of acquisition		7,427,844
Total common stocks (cost: $106,707,315,000)		148,167,288
Rights & warrants 0.08% Miscellaneous 0.08%
Other rights & warrants in initial period of acquisition		131,109
Total rights & warrants (cost: $138,006,000)		131,109
Bonds, notes & other debt instruments 0.08% Bonds & notes of governments & government agencies outside the U.S. 0.05%	Principal amount (000)
Brazil (Federative Republic of) 0% 2021	BRL335,001	65,594
Brazil (Federative Republic of) 0% 2022	27,000	4,976
Brazil (Federative Republic of) 10.00% 2027	62,560	14,746
		85,316
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018[7]	$50,000	49,982
Total U.S. Treasury bonds & notes		49,982
Total bonds, notes & other debt instruments (cost: $153,389,000)		135,298
Short-term securities 8.64%
American Honda Finance Corp. 2.12% due 7/19/2018	65,500	65,429
Apple Inc. 1.94%–1.97% due 7/9/2018–7/23/2018[5]	100,000	99,890
Australia & New Zealand Banking Group, Ltd. 1.90%–2.22% due 7/6/2018–9/24/2018[5]	217,200	216,624
Bank of Montreal 2.25% due 8/9/2018	100,000	99,761
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.32% due 7/20/2018	50,000	49,941
BNP Paribas, New York Branch 2.27% due 9/14/2018–10/9/2018	150,000	149,209
CAFCO, LLC 2.25% due 9/20/2018[5]	50,000	49,743
Canadian Imperial Bank of Commerce 1.89%–2.20% due 7/25/2018–9/12/2018[5]	175,000	174,502
Chariot Funding, LLC 2.31% due 7/3/2018[5]	25,000	24,995
Chevron Corp. 1.90% due 7/3/2018[5]	50,000	49,990
Ciesco LLC 2.27% due 8/6/2018[5]	50,000	49,890
Coca-Cola Co. 2.06% due 8/2/2018[5]	50,000	49,906
CPPIB Capital Inc. 1.90%–2.05% due 7/27/2018–8/21/2018[5]	206,200	205,721
CRC Funding, LLC 2.28% due 8/10/2018[5]	25,000	24,939
ExxonMobil Corp. 1.87%–1.99% due 7/9/2018–8/21/2018	225,000	224,618
Fairway Finance Corp. 2.25%–2.27% due 7/24/2018–9/5/2018[5]	80,000	79,804
Fannie Mae 1.85% due 8/6/2018	200,000	199,656
Federal Farm Credit Banks 1.80% due 12/18/2018	26,200	25,937
Federal Home Loan Bank 1.63%–1.96% due 7/2/2018–12/3/2018	4,907,200	4,897,673
Freddie Mac 1.78%–1.89% due 7/18/2018–8/20/2018	318,900	318,315
Hydro-Québec 1.90% due 7/3/2018[5]	50,000	49,989
ING (U.S.) Funding LLC 2.34% due 11/5/2018–11/6/2018	258,400	256,149
EuroPacific Growth Fund — Page 7 of 13

unaudited
Short-term securities	Principal amount (000)	Value (000)
John Deere Canada ULC 1.98% due 7/10/2018[5]	$50,000	$49,970
Kells Funding, LLC 2.23% due 10/5/2018	100,000	99,364
KfW 2.14%–2.17% due 8/3/2018–8/22/2018[5]	100,000	99,766
Liberty Street Funding Corp. 2.25%–2.33% due 8/6/2018–10/4/2018[5]	185,000	184,140
Mitsubishi UFJ Trust and Banking Corp. 2.30% due 9/5/2018[5]	50,000	49,795
Mizuho Bank, Ltd. 2.24%–2.28% due 8/27/2018–9/25/2018[5]	275,000	273,680
National Australia Bank Ltd. 1.98%–2.18% due 8/8/2018–8/17/2018[5]	324,200	323,382
Nestlé Capital Corp. 1.95% due 7/27/2018[5]	50,000	49,923
Nordea Bank AB 2.15%–2.24% due 7/30/2018–9/21/2018[5]	126,600	126,140
Old Line Funding, LLC 2.01% due 8/22/2018[5]	50,000	49,839
Pfizer Inc. 1.97% due 8/1/2018[5]	70,000	69,873
Province of Alberta 1.95%–2.29% due 7/9/2018–10/1/2018[5]	145,000	144,694
Province of Ontario 1.91%–2.01% due 7/3/2018–8/1/2018	151,000	150,821
Québec (Province of) 1.92% due 7/30/2018[5]	100,000	99,818
Roche Holdings, Inc. 1.92%–2.07% due 7/16/2018–9/10/2018[5]	180,000	179,504
Sanofi 2.22%–2.25% due 9/21/2018–9/28/2018[5]	215,000	213,875
Simon Property Group, L.P. 1.93% due 7/9/2018[5]	40,000	39,979
Société Générale 2.27% due 9/24/2018[5]	100,000	99,452
Starbird Funding Corp. 2.29%–2.30% due 8/10/2018–9/4/2018[5]	150,000	149,467
Sumitomo Mitsui Banking Corp. 1.99%–2.28% due 7/31/2018–9/25/2018[5]	225,000	224,129
Svenska Handelsbanken Inc. 2.16%–2.22% due 8/30/2018–9/27/2018[5]	200,000	199,085
Swedbank AB 1.89%–2.23% due 7/5/2018–8/14/2018	250,000	249,648
Toronto-Dominion Bank 2.17%–2.25% due 7/23/2018–8/20/2018[5]	200,000	199,561
Toyota Industries Commercial Finance, Inc. 2.06% due 8/20/2018[5]	45,000	44,866
U.S. Treasury Bills 1.55%–2.04% due 7/5/2018–12/13/2018	3,021,500	3,010,100
Unilever Capital Corp. 2.00%–2.15% due 7/2/2018–10/1/2018[5]	200,000	199,396
Victory Receivables Corp. 2.27% due 9/18/2018–9/19/2018[5]	160,000	159,180
Wal-Mart Stores, Inc. 1.99% due 7/16/2018[5]	50,000	49,952
Total short-term securities (cost: $14,152,020,000)		14,152,080
Total investment securities 99.24% (cost: $121,150,730,000)		162,585,775
Other assets less liabilities 0.76%		1,244,853
Net assets 100.00%		$163,830,628
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD321,375	GBP239,992	Citibank	7/10/2018	$4,488
GBP239,992	USD316,564	Citibank	7/10/2018	323
USD6,087	JPY664,700	JPMorgan Chase	7/11/2018	78
USD263,037	INR17,775,000	Bank of America, N.A.	7/17/2018	4,162
USD33,317	JPY3,669,900	Goldman Sachs	7/18/2018	127
JPY3,669,900	USD33,191	Morgan Stanley	7/18/2018	(1)
USD44,460	JPY4,900,000	JPMorgan Chase	7/23/2018	130
JPY4,900,000	USD44,330	Morgan Stanley	7/23/2018	1
EuroPacific Growth Fund — Page 8 of 13

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD49,136	GBP37,000	Citibank	7/25/2018	$245
GBP37,001	USD48,763	JPMorgan Chase	7/25/2018	128
				$9,681
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 4.24%
Information technology 0.34%
Just Eat PLC[1]	51,012,545	3,383,455	—	54,396,000	$—	$24,382	$—	$559,237
Consumer discretionary 1.16%
Paddy Power Betfair PLC	6,722,677	—	—	6,722,677	—	55,102	12,865	745,821
ASOS PLC[1]	6,690,380	—	—	6,690,380	—	(115,813)	—	538,784
Altice Europe NV, Class A1	69,114,355	3,353,621	—	72,467,976	—	(289,521)	—	295,352
Altice Europe NV, Class B1	16,341,536	—	—	16,341,536	—	(68,525)	—	66,411
William Hill PLC	55,379,159	445,848	—	55,825,007	—	(35,423)	6,952	223,530
Global Brands Group Holding Ltd.[1]	487,835,358	—	—	487,835,358	—	1,636	—	29,224
Kroton Educacional SA, ordinary nominative[8]	90,424,000	—	12,462,300	77,961,700	(32,597)	(121,735)	2,707	—
								1,899,122
Industrials 0.79%
International Consolidated Airlines Group, SA (CDI)	150,105,675	—	2,995,151	147,110,524	3,811	14,988	25,147	1,289,150
Ryanair Holdings PLC (ADR)[1,8]	17,974,744	566,491	—	18,541,235	—	(156,723)	—	—
								1,289,150
Materials 0.79%
Chr. Hansen Holding A/S	7,491,364	—	177,364	7,314,000	9,755	33,966	6,743	675,690
First Quantum Minerals Ltd.	41,611,001	—	—	41,611,001	—	28,826	165	613,095
								1,288,785
Health care 0.18%
Hikma Pharmaceuticals PLC	15,323,773	—	—	15,323,773	—	43,629	3,524	303,555
Energy 0.18%
Tourmaline Oil Corp.	16,547,000	—	—	16,547,000	—	15,028	1,147	295,660
Utilities 0.80%
Ørsted AS	24,649,666	61,619	2,931,303	21,779,982	67,698	(170,921)	—	1,317,733
Total 4.24%					$48,667	$(741,104)	$59,250	$6,953,242
EuroPacific Growth Fund — Page 9 of 13

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $4,735,576,000, which represented 2.89% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,553,018,000, which represented 2.78% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $399,000, which represented less than .01% of the net assets of the fund.
[8]	Unaffiliated issuer at 6/30/2018.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$351,103	$297,257.18%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
EuroPacific Growth Fund — Page 10 of 13

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,436,004,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):
EuroPacific Growth Fund — Page 11 of 13

unaudited
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$28,416,678	$—	$—	$28,416,678
Financials	22,448,686	3,591,390	—	26,040,076
Consumer discretionary	18,329,035	402,505	—	18,731,540
Industrials	15,543,539	—	—	15,543,539
Materials	14,406,449	—	—	14,406,449
Consumer staples	11,039,831	—	—	11,039,831
Health care	10,813,971	—	—	10,813,971
Energy	7,808,255	—	—	7,808,255
Utilities	3,923,877	—	—	3,923,877
Telecommunication services	2,824,000	—	—	2,824,000
Real estate	1,190,416	—	812	1,191,228
Miscellaneous	6,818,084	609,760	—	7,427,844
Rights & warrants	—	131,109	—	131,109
Bonds, notes & other debt instruments	—	135,298	—	135,298
Short-term securities	—	14,152,080	—	14,152,080
Total	$143,562,821	$19,022,142	$812	$162,585,775

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$9,682	$—	$9,682
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$—	$9,681	$—	$9,681
*	Securities with a value of $84,803,872,000, which represented 51.76% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars
EuroPacific Growth Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-016-0818O-S66046	EuroPacific Growth Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2018